Related Party Transactions (Details Textual) (Digital Connect Solutions, Inc [Member], USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2013	Jan. 31, 2014 Subsequent Event [Member]
Related Party Transaction [Line Items]
Payments for Commissions	$ 29,691	$ 3,622
Percentage of Commission under Commissions Agreement	25.00%